CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (15,776)	¥ (109,841)	¥ (66,197)	¥ (90,291)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property and equipment	4,318	30,059	18,084	8,805
Amortization of intangible assets	331	2,307	307	35
Unrealized exchange (gain) loss	(249)	(1,731)	11,689	339
Allowance for doubtful accounts	2,881	20,054	5,846	2,427
Interest expenses	1,163	8,094
Deferred tax benefit			(5)	(3,980)
Loss on disposal of property and equipment	2	15
Gain on an equity investment sold	(974)	(6,778)
Unrealized gain on equity investments held	(2,485)	(17,298)
Gain on fair value change from derivative assets	(448)	(3,117)
Share-based compensation expenses	6,792	47,284	24,561	8,275
Changes in operating assets and liabilities,
Accounts receivable	(3,655)	(25,443)	(98,163)	(48,266)
Prepayments and other current assets	165	1,149	(46,350)	(21,558)
Amounts due from related parties	581	4,043	(3,303)	(1,169)
Other non-current assets	101	702	(1,431)	(492)
Accounts payable	175	1,220	10,471	13,015
Deferred revenue and customer deposits	2,733	19,027	19,861	31,144
Tax payable	23	162
Accrued liabilities and other current liabilities	1,899	13,219	24,027	26,503
Amounts due to related parties	(1,265)	(8,809)	2,754	(243)
Change in deferred tax liabilities			(5)
Other non-current liabilities	(11)	(76)	(76)	(76)
Net cash used in operating activities	(3,699)	(25,758)	(97,925)	(75,532)
Cash flows from investing activities:
Proceeds from maturity of time deposits				10,053
Purchase of structured deposits	(142,923)	(995,000)
Proceeds from maturity of structured deposits	143,670	1,000,201
Increase in long-term prepayments	0	0	(11,000)
Purchase of long-term investments	(6,792)	(47,286)	(68,716)	(10,000)
Proceeds from an equity investment sold	1,436	10,000
Investment in a convertible loan	(1,149)	(8,000)
Purchase of property and equipment	(5,673)	(39,494)	(57,934)	(28,378)
Proceeds from disposal of property and equipment	29	199
Purchase of intangible assets	(1,377)	(9,586)	(1,556)	(319)
Net cash used in investing activities	(12,779)	(88,966)	(139,206)	(28,644)
Cash flows from financing activities:
Proceeds from issuance of contingently redeemable convertible preferred shares, net of issuance cost				217,446
Proceeds from issuance of convertible notes, net of issuance cost			216,179
Proceeds from initial public offering, net of issuance cost			464,380
Redemption of contingently redeemable convertible preferred shares			(62,510)
Repurchase of ordinary shares	(5,395)	(37,559)	(3,165)
Proceeds from exercise of share options	528	3,676
Net cash provided by/ (used in) financing activities	(4,867)	(33,883)	614,884	217,446
Effect of exchange rate on cash and cash equivalents and restricted cash	502	3,504	(9,352)	(8,282)
Net increase/ (decrease) in cash and cash equivalents and restricted cash	(20,843)	(145,103)	368,401	104,988
Cash, cash equivalents and restricted cash at the beginning of year	82,835	576,677	208,276	103,288
Cash and cash equivalents at the beginning of the year	82,818	576,562	208,161	103,168
Restricted cash at the beginning of the year	17	115	115	120
Cash, cash equivalents and restricted cash at the end of year	61,992	431,574	576,677	208,276
Cash and cash equivalents at the end of the year	61,975	431,459	576,562	208,161
Restricted cash at the end of the year	17	115	115	115
Supplemental disclosures of cash flow information:
Interest expense paid				122
Non-cash investing and financing activities:
Acquisition of long-term investments	3,937	27,410
Purchase of property and equipment included in accrued liabilities and other current liabilities	$ 595	¥ 4,140	¥ 104	¥ 9,731